Note 14 - Income Taxes - Components of Income (Loss) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
United States	$ (5,817,126)	$ (5,350,774)
Foreign	(102,768)	26,125
Net loss from continuing operations before income taxes	$ (5,919,894)	$ (5,324,649)